Income and other taxes	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Income and other taxes
Income and other taxes

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from operations before taxes. These differences result from the following items:

	2018	2017
	$	$

Consolidated income before income taxes	192,713	68,896
Canadian federal and provincial income tax rates	27.00%	26.00%
Income tax expense at statutory rates	52,033	17,913

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates and tax holidays	4,624	(23,358)
Non-deductible expenditures	32,507	15,218
Losses for which no tax benefit has been recorded	29,551	19,880
Benefit of optional tax deductions	(9,779)	—
Withholding tax	8,616	5,372
Minimum tax	4,960	4,780
Change due to foreign exchange	18,111	(30,607)
Change in accruals for tax audits	—	(649)
Changes in estimates of deferred tax assets	6,759	131
Non-deductible portion of gains	—	(500)
Amounts under provided for in prior years	210	(850)
Income tax expense	147,592	7,330

Current income tax, withholding and other taxes	109,200	27,500
Deferred income tax expense (recovery)	38,392	(20,170)
Income tax expense	147,592	7,330

Included in current income tax expense for the year-ended December 31, 2018, is $18 million (2017 - $2 million), related to the State of Mali's 10% priority dividend on its free carried interest in the Fekola Mine. This priority dividend is accounted for as an income tax in accordance with IAS 12, Income Taxes.

Total income tax expense (recovery) attributable to geographical jurisdiction is as follows:

	2018	2017
	$	$

Mali	97,399	(22,155)
Namibia	18,814	13,492
Philippines	14,812	12,493
Nicaragua	15,231	4,440
Canada	—	(188)
Other	1,336	(752)
	147,592	7,330

The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2018	As at December 31, 2017	2018	2017
	$	$	$	$

Operating loss carry-forwards	29,454	58,042	28,588	11,045
Current assets and liabilities	5,965	789	(5,176)	(811)
Derivatives	—	1,857	1,857	1,900
Mining interests	(147,955)	(131,792)	16,163	(25,605)
Mine restoration provisions	21,897	19,398	(2,499)	(4,158)
Other	(1,838)	(2,379)	(541)	(2,358)
Deferred tax charged to equity	—	—	—	(183)
	(92,477)	(54,085)	38,392	(20,170)

Represented on the balance sheet as:

	2018	2017
	$	$

Deferred tax asset	(10,907)	(27,433)
Deferred tax liability	103,384	81,518
Balance, end of year	92,477	54,085

The Company has the following unrecognized deferred tax assets:

	2018	2017
	$	$

Capital and non-capital tax losses	135,533	112,886
Current assets	253	111
Debt and share issue costs	361	864
Mine restoration provisions	14,816	11,470
Mining interests and other	21,991	2,769
Long-term debt	—	7,805
	172,954	135,905

The Company has not recognized the potential deferred tax assets of $173 million (2017 - $136 million) as it is not probable that future taxable profits will be available against which the Company can utilize the potential deferred tax assets.

The change for the year in the Company’s net deferred tax liability was as follows:

	2018	2017
	$	$

Balance, beginning of year	54,085	74,072
Deferred income tax expense (recovery)	38,392	(20,170)
Amount charged to OCI	—	183
	38,392	(19,987)
Balance, end of year	92,477	54,085

At December 31, 2018, the Company had tax losses which are not recognized as deferred tax assets. The Company recognizes the tax benefit of the tax losses only to the extent of anticipated future taxable income that can be reduced by tax losses. The gross amount of the tax losses for which a tax benefit has not been recorded expire as follows:

Year of expiry	Canada	Colombia	Nicaragua	Total
	$	$	$	$

2019	—	—	6,955	6,955
2020	—	—	20,352	20,352
2027	125	—	—	125
2028	568	—	—	568
2029	4,536	—	—	4,536
2030	10,602	—	—	10,602
2031	7,809	—	—	7,809
2032	13,200	—	—	13,200
2033	5,535	—	—	5,535
2034	30,130	—	—	30,130
2035	37,226	—	—	37,226
2036	40,370	—	—	40,370
2037	35,803	—	—	35,803
2038	47,892	—	—	47,892
No expiry	—	3,490	19,193	22,683
Total	233,796	3,490	46,500	283,786

At December 31, 2018 the Company had capital losses in Canada of $423 million which have no expiry date and can be applied against future capital gains. No deferred income tax asset has been recorded with respect to these losses.

During the year ended December 31, 2018 the Company paid $50 million (2017 - $12 million) of income taxes in cash.